UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No.	/ /

(Check appropriate box or boxes)

QUAKER INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

(800) 220-8888
Registrant's Area Code and Telephone Number

c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101 Weston, FL 33331
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Alyssa Greenspan, 2500 Weston Road, Weston, FL 33331
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Class A, Class C and Institutional Class Shares of beneficial interest, no par value, of Quaker Impact Growth Fund and Quaker Small/Mid-Cap Impact Value Fund, each a series of the Registrant.

It is proposed that this Registration Statement will become effective on October 7, 2018 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Quaker Investment Trust
2500 Weston Road, Suite 101
Weston, FL  33331
 (800) 220-8888
QUAKER GLOBAL TACTICAL ALLOCATION FUND
 QUAKER MID-CAP VALUE FUND
IMPORTANT SHAREHOLDER INFORMATION
Dear Shareholder:
The Board of Trustees (the "Board") of Quaker Investment Trust  (the "Trust") has approved the reorganization of the Quaker Global Tactical Allocation Fund and the Quaker Mid-Cap Value Fund, each a series of the Trust (each an "Acquired Fund" and collectively, the "Acquired Funds"), with and into two other existing funds of the Trust (each an "Acquiring Fund"; collectively, the "Acquiring Funds"; and together with the Acquired Funds, the "Funds") as follows:
Acquired Funds	Acquiring Funds
Quaker Global Tactical Allocation Fund	Quaker Impact Growth Fund
Quaker Mid-Cap Value Fund	Quaker Small/Mid-Cap Impact Value Fund

It is expected that the reorganization will be completed on or about [________], 2018.
The reorganization will be effected pursuant to a Plan of Reorganization (the "Plan"). Pursuant to the Plan, holders of Class A, Class C, and Institutional Class shares of an Acquired Fund will receive the equivalent aggregate net asset value of Class A, Class C, and Institutional Class shares, respectively, of its corresponding Acquiring Fund that the shareholder held immediately prior to the reorganization.  The shares of each Acquiring Fund then will be distributed to the shareholders of the corresponding Acquired Fund in complete liquidation of the Acquired Fund.
It is expected that the reorganization of each Acquired Fund should be effected on a tax-free basis for federal income tax purposes. However, this tax treatment does not extend to transactions that occur prior to or after the reorganization. Based on current holdings, Community Capital Management, Inc. ("CCM"), the Funds' investment adviser, does not expect to sell any of an Acquired Fund's portfolio securities prior to or after the reorganization, other than in the ordinary course of business.  The expenses related to the Plan (excluding brokerage costs, if any), including the costs associated with the delivery of this Combined Prospectus/Information Statement, will be evenly split among CCM, the Acquired Funds, and the Acquiring Funds.
The Board and CCM believe that each reorganization is in the best interests of the Acquired Funds shareholders.  CCM believes that the shareholders of each Acquired Fund may benefit from the larger combined assets and efficiency of one combined Fund.
After considering CCM's recommendation, the Board concluded that the reorganizations would be in the best interests of each Acquired Fund and Acquiring Fund and their respective shareholders, and the interests of their respective shareholders will not be diluted as a result of the reorganizations.
The reorganizations do not require a shareholder vote, and you are not being asked to vote. However, we ask that you review the enclosed Combined Prospectus/Information Statement, which contains information about the Acquiring Funds, outlining differences between each Acquired Fund and the corresponding Acquiring Fund, and provides details about the terms and conditions of the reorganization, including the reasons for the reorganization. If you have any questions about the reorganization, please do not hesitate to contact the Funds at the above telephone number.
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED TO NOT SEND US A PROXY.

IMPORTANT NOTICE
TO SHAREHOLDERS OF THE
 QUAKER GLOBAL TACTICAL ALLOCATION FUND
 QUAKER MID-CAP VALUE FUND
QUESTIONS&ANSWERS
The enclosed Combined Prospectus/Information Statement describes the reorganization of the following acquired funds (each an "Acquired Fund" and collectively, the "Acquired Funds") into the corresponding acquiring funds (each an "Acquiring Fund" and collectively, the "Acquiring Funds"):
Acquired Funds	Acquiring Funds
Quaker Global Tactical Allocation Fund	Quaker Impact Growth Fund
Quaker Mid-Cap Value Fund	Quaker Small/Mid-Cap Impact Value Fund

We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the reorganization.
Q:  WHAT IS HAPPENING?
A:  The Board of Trustees of Quaker Investment Trust (the "Board") has approved a plan of reorganization to combine the assets of each Acquired Fund with its corresponding Acquiring Fund.
Under the plan of reorganization, the holders of Class A, Class C, and Institutional Class shares of an Acquired Fund will receive the equivalent aggregate net asset value of Class A, Class C, and Institutional Class shares, respectively, of its corresponding Acquiring Fund.
No action on your part is required regarding the reorganization. No shareholder vote is necessary to approve the reorganization.
Q:  HOW WILL THE REORGANIZATION AFFECT ME?
A:  There should be no change in the Fund services that you currently receive as a result of the reorganization. In connection with the reorganization, an account will be set up in your name with an Acquiring Fund and you will receive shares of the Acquiring Fund. The aggregate net asset value of an Acquiring Fund that you receive in the reorganization relating to your shares of the corresponding Acquired Fund will equal the aggregate net asset value of the shares you own immediately prior to the reorganization.
Q:  WHY IS THE REORGANIZATION OCCURRING?
A:  After careful consideration, the Board, including a majority of the independent Trustees by separate vote, has determined that the reorganization is in the best interests of each Acquired Fund and each Acquiring Fund and their shareholders, and the interests of their respective shareholders will not be diluted as a result of the reorganization.  The Board, has determined that after the reorganization, shareholders of each Acquired Fund may benefit from the larger combined assets of the Funds and a better opportunity for future growth of its corresponding Acquiring Fund, among other things.
Q:  WHO WILL ADVISE THE ACQUIRING FUND ONCE THE REORGANIZATION IS COMPLETED?
A:  As you know, each Acquired Fund is advised by CCM. Each Acquiring Fund also is advised by CCM and will continue to be advised by CCM once the reorganization is completed.
Q:  WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?
ii

A:  No, you will not pay any sales load, commission or other similar fee in connection with the reorganization.
Q:  WILL THE ADVISORY FEE CHANGE AS A RESULT OF THE REORGANIZATION?
A:  No, after the reorganization, each Acquiring Fund will pay the same management fee paid by its corresponding Acquired Fund and the Acquiring Fund prior to the reorganization.
Q:  WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?
A:  The reorganization is currently expected to qualify as a tax-free "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the reorganization so qualifies, in general, an Acquired Fund will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities in exchange solely for shares of its corresponding Acquiring Fund and the assumption of the Acquired Fund's liabilities by its corresponding Acquiring Fund under the reorganization or as a result of the Acquired Fund's liquidation. You also will not recognize any gain or loss upon your receipt of shares of an Acquiring Fund in connection with the reorganization.
Q:  WHO WILL PAY FOR THE REORGANIZATION?
A:  The expenses related to the reorganization (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Information Statement, will be evenly split among CCM, the Acquired Funds, and the Acquiring Funds.
Q:  WHAT IF I REDEEM MY SHARES BEFORE THE REORGANIZATION TAKES PLACE?
A:  If you choose to redeem your shares before the reorganization takes place, the redemption will be treated as a normal redemption of shares.
Q:  WHOM DO I CONTACT FOR FURTHER INFORMATION?
A:  You may call the Funds at (800) 220-8888.
Important additional information about the reorganization is set forth in the accompanying Combined Prospectus/Information Statement. Please read it carefully.

iii

TABLE OF CONTENTS

THE REORGANIZATIONS	3
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES	3
COMPARISON OF RISK FACTORS	7
COMPARISON OF FUNDAMENTAL INVESTMENT LIMITATIONS	11
COMPARATIVE FEES AND EXPENSES	12
COMPARISON OF PURCHASE/REDEMPTION/EXCHANGE POLICIES	16
COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS	16
SERVICE PROVIDERS	16
MANAGEMENT FEES	16
PERFORMANCE	17
THE PLAN	21
REASONS FOR THE REORGANIZATIONS	22
FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS	23
DESCRIPTION OF THE SECURITIES TO BE ISSUED	25
CAPITALIZATION	25
MULTIPLE SHAREHOLDERS IN A HOUSEHOLD	27
SHARES HELD BY TRUSTEES AND OFFICERS	27
AVAILABLE INFORMATION	32
EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	33

i

COMBINED PROSPECTUS/INFORMATION STATEMENT
Quaker Investment Trust
2500 Weston Road, Suite 101
Weston, FL  33331
 (800) 220-8888
Dated [______________], 2018
This Combined Prospectus/Information Statement is being furnished by the Quaker Investment Trust (the "Trust") to shareholders of the Quaker Global Tactical Allocation Fund and the Quaker Mid-Cap Value Fund, each a series of the Trust (each an "Acquired Fund" and collectively, the "Acquired Funds") in connection with a Plan of Reorganization (the "Plan"), with and into two other existing series of the Trust (each an "Acquiring Fund"; collectively, the "Acquiring Funds"; and together with the Acquired Funds, the "Funds") as follows:
Acquired Funds	Acquiring Funds
Quaker Global Tactical Allocation Fund	Quaker Impact Growth Fund
Quaker Mid-Cap Value Fund	Quaker Small/Mid-Cap Impact Value Fund

The Plan has been approved by the Trust's Board of Trustees (the "Board"). Under the Plan, (i) all of the property, assets, and goodwill ("Assets") of each Acquired Fund will be acquired by its corresponding Acquiring Fund, and (ii) the Trust, on behalf of each Acquiring Fund, will assume all of the liabilities and obligations not discharged by its corresponding Acquired Fund after using its best efforts to identify and discharge all of its unpaid liabilities and obligations, including all liabilities relating to operations prior to the closing of the reorganization, in exchange for shares of the Acquiring Fund  (each a "Reorganization" and collectively, the "Reorganizations"). Immediately after the Reorganizations, former shareholders of each Acquired Fund will hold shares of its corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganizations. The Reorganizations are expected to be completed on or about [___________], 2018.
Community Capital Management, Inc. ("CCM" or the "Adviser"), the investment adviser of the Funds, the Acquired Funds, and the Acquired Funds have undertaken to pay equally any out-of-pocket costs related to the Reorganizations, including legal and audit expenses and the expenses of preparation, assembling and mailing the Combined Prospectus/Information Statement.
The Board believes that the Reorganizations are in the best interests of the Funds and their respective shareholders, and that the interests of the shareholders will not be diluted as a result of the Reorganizations. For federal income tax purposes, the Reorganizations are structured as a tax-free transaction for the Acquired Funds and their shareholders. However, this tax treatment does not extend to transactions that occur prior to or after the Reorganizations. Based on current holdings, CCM does not expect to sell any of an Acquired Fund's portfolio securities prior to, and in connection with, the Reorganizations. Shareholders of the Acquired Funds are not being asked to vote on the Plan or approve the Reorganizations.
The Funds are series of the Trust that is registered with the U.S. Securities and Exchange Commission (the "SEC") as an open-end management investment company. The Board is responsible for the management and business and affairs of the Funds. Each Fund is authorized to offer three classes of shares:  Class A shares, Class C shares and Institutional Class shares.
This Combined Prospectus/Information Statement, which you should read carefully and retain for future reference, concisely sets forth the information that you should know about the Acquired Funds, the Acquiring Funds and the Reorganizations. This Combined Prospectus/Information Statement incorporates by reference the following documents, which contain additional information about the Acquired Funds and the Acquiring Funds:

•	a Statement of Additional Information dated [______________], 2018, (the "Reorganization SAI"), relating to this Combined Prospectus/Information Statement;
•	The Funds' Prospectus dated September 30, 2018, as supplemented to date;
•	The Funds' Statement of Additional Information dated September 30, 2018, as supplemented to date;
•
The audited financial statements and financial highlights and related Report of Independent Registered Public Accounting Firm for the Acquired Fund and the Acquiring Fund included in the Trust's Annual Report for the fiscal year ended June 30, 2018. No other parts of the Trust's Annual Report are incorporated herein by reference; and

•
The unaudited financial statements contained in the Trust's Semi-Annual Report for the fiscal period ended December 31, 2017. No other parts of the Trust's Semi-Annual Report are incorporated herein by reference.

You can obtain a free copy of documents listed above by contacting the Funds at the above telephone number.
You may also copy and review information about the Funds at the SEC's Public Reference Room in Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-1520.
This Combined Prospectus/Information Statement is expected to be first sent to shareholders on or about [______________], 2018. THIS IS NOT A REQUEST FOR A PROXY AND YOU ARE REQUESTED TO NOT SEND US A PROXY.
THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The date of this Combined Prospectus/Information Statement is [___________], 2018.

SUMMARY
THE REORGANIZATIONS
The Board, including a majority of the independent Trustees, by separate vote, reviewed and approved the Plan that provides for the Reorganization of each Acquired Fund with and into its corresponding Acquiring Fund, the closing date (the "Closing Date") of which is expected to be on or about [____________], 2018.
Under the Plan, each Acquired Fund will transfer all of its Assets in exchange for shares of its corresponding Acquiring Fund; and the assumption by such Acquiring Fund of the Acquired Fund's liabilities. Each Acquired Fund will then distribute such shares of its corresponding Acquiring Fund to shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Immediately after each Reorganization, shareholders of each Acquired Fund will hold Class A, Class C, and Institutional Class shares of its corresponding Acquiring Fund having the equivalent aggregate net asset value of Class A, Class C, and Institutional Class shares, respectively, of the Acquired Fund that the shareholder held immediately prior to such Reorganization.  The shares of an Acquiring Fund then will be distributed to the shareholders of its corresponding Acquired Fund in complete liquidation of the Acquired Fund. The Funds' valuation policies are identical.
The implementation of the Reorganizations are subject to a number of conditions set forth in the Plan. Among the significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganizations will be treated as a tax-free transaction to the Acquired Fund and the Acquiring Fund and their shareholders for federal income tax purposes as described further below. However, this tax treatment does not extend to transactions that occur prior to or after the Reorganization. Based on current holdings, CCM does not expect to sell any of the Acquired Fund's portfolio securities prior to the Reorganization.
This description of the Reorganizations is a summary of the full text of the Plan, which is attached hereto as Appendix A.
The expenses related to the Reorganizations (excluding brokerage costs, if any), including the costs associated with the delivery of this Combined Prospectus/Information Statement, will be evenly split between CCM, the Acquired Funds, and the Acquiring Funds.  The Acquiring Funds will be the accounting and performance survivors.
CCM believes that the Reorganizations are in the best interests of the Acquired Funds and the Acquiring Funds and their shareholders and the interests of their respective shareholders will not be diluted as a result of the Reorganizations.  The Board determined that, after the reorganization, shareholders of each Acquired Fund may benefit from the larger combined assets of the Funds and a better opportunity for future growth of each Acquiring Fund, among other things.
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES
This section will help you compare the investment objectives, principal investment strategies risks and limitations of the Acquired Funds and the Acquiring Funds. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' Prospectus and Statement of Additional Information.
The Acquired Funds and the Acquiring Funds have identical investment objectives, as discussed below.  Each Fund is classified as "diversified" under applicable federal law and neither Fund will concentrate its investments in any one industry. The Funds' investment objective, principal investment strategies and risks, and fundamental investment restrictions are provided in the tables below.

A. Quaker Impact Growth and Quaker Global Tactical Allocation Fund
Quaker Global Tactical Allocation Fund (Acquired Fund)	Quaker Impact Growth Fund (Acquiring Fund)
Investment Objective
 The Fund seeks to provide long-term growth of capital.

Principal investment strategies

The Fund invests primarily in securities of domestic and foreign, large-cap companies. To achieve its investment objective, the Adviser, will, under normal market conditions, employ a tactical allocation philosophy using the following strategies:

• Common Stocks.  The Fund invests at least 65% of its total assets in the common stock of companies without regard to market capitalization.

• Growth Stocks.  The Fund invests its assets in the securities of companies which the Adviser believes will provide a higher total return than that of the index.

• Large-Cap Securities.  The Fund invests primarily in large-capitalization securities.

• Small- and Mid-Cap Securities.  The Fund also may invest in the securities of small- and mid-cap companies.  The Adviser generally considers small- and mid-cap companies to be those companies with a market capitalization range between $250 million and $30 billion.

• Foreign Securities.  The Fund invests in foreign securities, including American Depositary Receipts ("ADRs").

• Preferred Stocks.  The Fund may invest in preferred stocks.

• MLPs/REITs. The Fund may invest in master limited partnerships and real estate investment trusts.

• Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.

• Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (ESG) related risk.

Investment Objective

 The Fund seeks to provide long-term growth of capital.

Principal investment strategies

The Fund invests primarily in securities of domestic, and to a lesser extent foreign, companies of any size. To achieve its investment objective, the Adviser, will, under normal market conditions, employ a tactical allocation philosophy using the following strategies:

• Common Stocks.  The Fund invests at least 65% of its total assets in the common stock of companies without regard to market capitalization.

• Growth Stocks.  The Fund invests its assets in the securities of companies which the Adviser believes will provide a higher total return than that of the index.

• Large-Cap Securities.  The Fund invests primarily in large-capitalization securities.

• Small- and Mid-Cap Securities.  The Fund also may invest in the securities of small- and mid-cap companies.  The Adviser generally considers small- and mid-cap companies to be those companies with a market capitalization range between $250 million and $30 billion.

• Foreign Securities.  The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts ("ADRs").

• Preferred Stocks.  The Fund may invest in preferred stocks.

• MLPs/REITs. The Fund may invest in master limited partnerships and real estate investment trusts.

• Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.

• Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (ESG) related risk.

Quaker Global Tactical Allocation Fund (Acquired Fund)	Quaker Impact Growth Fund (Acquiring Fund)
• Exchange Traded Funds. The Fund may invest in ETFs representing asset classes that include, but that are not limited to common and preferred equity, fixed income, commodities, real estate, volatility indices, derivatives and currencies. The Fund may also invest in leveraged, inverse and inverse leveraged ETFs. The Fund's equity exposures may include, but are not limited to ETFs that represent equity market indices that may be segmented by region, sector, market capitalization or otherwise as well as individual securities within the common and preferred equity markets.

• Derivatives. The Fund may deploy the use of derivatives (i.e., exchange traded options, futures, and options on futures) with the objective of reducing portfolio volatility.

• Fixed Income Securities. Consistent with the Fund's tactical allocation strategy, when the Adviser deems appropriate, the Fund may utilize a broad array of fixed income securities or bonds, across different interest rate markets. This may include, but are not limited to, fixed income securities issued by governments, government agencies, municipalities and global companies across a wide range of industries and market capitalizations within the broader U.S. and international fixed income markets as well as asset-backed securities. Such fixed income securities may be of any maturity, duration or quality, including those that are rated below investment grade (i.e., "junk bonds"). Individual bonds of similar description may also be used within the Fund.

Securities are categorized based on the following four-part segmentation:

• Positive Impact: common and preferred securities whose revenue is more than 50% derived from impact themes.

• Impact: analysis of established third-party research incorporating various impact/ESG scores and factors; In addition, the net benefit to society is analyzed if less than 50% of revenue comes from positive impact themes but there are other positive policies and procedures.

• Neutral Impact: does not violate any negative restrictions and has the potential to reach impact status in the future.

• Negative Impact: companies with the following activities are excluded from the investment process:
✓ Fossil fuel exploration and production; any activity related to coal
✓ Tobacco, chemical manufacturing, weapons, prison management
✓ Regulatory issues, discriminatory labor practices, safety issues, poor CRA ratings
✓ Companies with a material involvement (over 30% of revenue) in: gaming, oil transportation & storage, fuel generation from fossil fuels, and junk food

Securities are categorized based on the following four-part segmentation:

• Positive Impact: common and preferred securities whose revenue is more than 50% derived from impact themes.

• Impact: analysis of established third-party research incorporating various impact/ESG scores and factors; In addition, the net benefit to society is analyzed if less than 50% of revenue comes from positive impact themes but there are other positive policies and procedures.

• Neutral Impact: does not violate any negative restrictions and has the potential to reach impact status in the future.

• Negative Impact: companies with the following activities are excluded from the investment process:
✓ Fossil fuel exploration and production; any activity related to coal
✓ Tobacco, chemical manufacturing, weapons, prison management
✓ Regulatory issues, discriminatory labor practices, safety issues, poor CRA ratings
✓ Companies with a material involvement (over 30% of revenue) in: gaming, oil transportation & storage, fuel generation from fossil fuels, and junk food

B. Quaker Small/Mid-Cap Impact Value Fund
Quaker Mid-Cap Value Fund (Acquired Fund)	Quaker Small/Mid-Cap Impact Value Fund (Acquiring Fund)
Investment Objective

 The Fund seeks to provide long-term growth of capital.

Principal investment strategies

Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the securities of mid-cap U.S. companies.  The Adviser generally considers mid-cap companies to be those companies with a market capitalization range between $1.5 billion and $30 billion.  In selecting securities, the Adviser employs the following strategies:

• Value Securities.  The Fund invests in companies considered by the Adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

• MLPs/REITs. The Fund may invest in master limited partnerships and real estate investment trusts.

• Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (ESG) related risk.

Securities are categorized based on the following four-part segmentation:

• Positive Impact: common and preferred securities whose revenue is more than 50% derived from impact themes.

• Impact: analysis of established third-party research incorporating various impact/ESG scores and factors; In addition, the net benefit to society is analyzed if less than 50% of revenue comes from positive impact themes but there are other positive policies and procedures.

• Neutral Impact: does not violate any negative restrictions and has the potential to reach impact status in the future.

• Negative Impact: companies with the following activities are excluded from the investment process:
✓ Fossil fuel exploration and production; any activity related to coal
✓ Tobacco, chemical manufacturing, weapons, prison management
✓ Regulatory issues, discriminatory labor practices, safety issues, poor CRA ratings
✓ Companies with a material involvement (over 30% of revenue) in: gaming, oil transportation & storage, fuel generation from fossil fuels, and junk food

Investment Objective

 The Fund seeks to provide long-term growth of capital.

Principal investment strategies

Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the securities of small- and mid-cap U.S. companies.  The Adviser generally considers small- and mid-cap companies to be those companies with a market capitalization range between $250 million and $30 billion.  In selecting securities, the Adviser employs the following strategies:

• Value Securities.  The Fund invests in companies considered by the Adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

• MLPs/REITs. The Fund may invest in master limited partnerships and real estate investment trusts.

• Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (ESG) related risk.

Securities are categorized based on the following four-part segmentation:

• Positive Impact: common and preferred securities whose revenue is more than 50% derived from impact themes.

• Impact: analysis of established third-party research incorporating various impact/ESG scores and factors; In addition, the net benefit to society is analyzed if less than 50% of revenue comes from positive impact themes but there are other positive policies and procedures.

• Neutral Impact: does not violate any negative restrictions and has the potential to reach impact status in the future.

• Negative Impact: companies with the following activities are excluded from the investment process:
✓ Fossil fuel exploration and production; any activity related to coal
✓ Tobacco, chemical manufacturing, weapons, prison management
✓ Regulatory issues, discriminatory labor practices, safety issues, poor CRA ratings
✓ Companies with a material involvement (over 30% of revenue) in: gaming, oil transportation & storage, fuel generation from fossil fuels, and junk food

COMPARISON OF RISK FACTORS
The Acquired Funds and Acquiring Funds have the following principal risks:
A. Quaker Global Tactical Allocation Fund and Quaker Impact Growth Fund
Quaker Global Tactical Allocation Fund (Acquired Fund)	Quaker Impact Growth Fund (Acquiring Fund)
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:

• Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Growth Risk.  There is a risk that the Fund's growth style may perform poorly or fall out of favor with investors.  For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

• Small-Cap and Mid-Cap Securities Risk.  The Fund may invests in companies with smaller market capitalizations.  Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices.  Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result, small-capitalization stock prices have greater volatility than large company securities.

•     Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:
• Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Growth Risk.  There is a risk that the Fund's growth style may perform poorly or fall out of favor with investors.  For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

• Small-Cap and Mid-Cap Securities Risk.  The Fund may invests in companies with smaller market capitalizations.  Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices.  Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result, small-capitalization stock prices have greater volatility than large company securities.

• Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

Quaker Global Tactical Allocation Fund (Acquired Fund)	Quaker Impact Growth Fund (Acquiring Fund)
• Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including tactical allocation strategies, in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

• Master Limited Partnership Risk. The Fund's exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Investment Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies.  Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust ("REIT") is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

• Exchange Traded Fund Risk.  Investment in any ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Fund generally will be higher than the cost of investing directly in ETFs.

• Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including tactical allocation strategies, in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

• Master Limited Partnership Risk. The Fund's exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Investment Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies.  Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust ("REIT") is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Quaker Global Tactical Allocation Fund (Acquired Fund)	Quaker Impact Growth Fund (Acquiring Fund)
• Fixed Income Securities Risk. When the Fund invests in fixed income securities or ETFs that own fixed income securities, the value of those investments in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. In addition, the Fund may invest in securities and ETFs that own what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

• High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), or in exchange traded funds that own high yield and unrated securities of similar credit quality, which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) to reduce portfolio volatility. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

B. Quaker Mid-Cap Value Fund and Quaker Small/Mid-Cap Impact Value Fund
Quaker Mid-Cap Value Fund (Acquired Fund)	Quaker Small/Mid-Cap Impact Value Fund (Acquiring Fund)
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Mid-Cap Securities Risk.  The Fund invests in companies with smaller market capitalizations.  Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices.  Also, smaller companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result, mid-capitalization stock prices have greater volatility than large company securities.

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Small-Cap and Mid-Cap Securities Risk.  The Fund invests in companies with smaller market capitalizations.  Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices.  Also, smaller companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result, small- and mid-capitalization stock prices have greater volatility than large company securities.

Quaker Mid-Cap Value Fund (Acquired Fund)	Quaker Small/Mid-Cap Impact Value Fund (Acquiring Fund)

• Value Securities Risk.  The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth).  If the Adviser's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

• Master Limited Partnership Risk. The Fund's exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Investment Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies.  Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust ("REIT") is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

• Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

• Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

• Value Securities Risk.  The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth).  If the Adviser's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

• Master Limited Partnership Risk. The Fund's exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Investment Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies.  Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust ("REIT") is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

• Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

• Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

COMPARISON OF FUNDAMENTAL INVESTMENT LIMITATIONS
The Trust has identical fundamental investment restrictions in place for the Funds.  Each Fund shall not:
(1) issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure:  (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets; or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;
(2) invest for the purpose of exercising control or management of another issuer;
(3) purchase or sell commodities or commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued by companies that invest in real estate or interests therein, as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);
(4) underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;
(5) make short sales of securities or maintain a short position, except for:  (a) outright short sales; and (b) short sales "against the box" as defined below:
Outright:  an outright short sale involves the sale of securities not presently owned by the Fund. If the Fund does not purchase that security on the same day as the sale, the security must be borrowed (typically, from a broker/dealer). At the time an outright short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender; and an
"Against the Box":  a short sale "against the box" means that securities the Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released.
(6) participate on a joint or joint and several basis in any trading account in securities;
(7) make loans of money or securities, except that the Funds may:  (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;
(8) under normal circumstances invest more than 25% of its total assets in the securities of companies engaged in a single industry. This restriction does not limit a Fund's investments in:  (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) repurchase agreements collateralized by such obligations;
(9) each Fund is a "diversified company" as defined in the 1940 Act. This means that a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result:  (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer; or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

COMPARATIVE FEES AND EXPENSES
The following tables:  (1) compare the fees and expenses of the Acquired Funds and the Acquiring Funds for the twelve-month period ended June 30, 2018 (adjusted to reflect the current fees, effective January 1, 2018); and (2) show the estimated fees and expenses for each Acquiring Fund combined with its corresponding Acquired Fund on an estimated pro forma basis after giving effect to a Reorganization as if the Reorganization had occurred on June 30, 2017 (adjusted for current fees). Pro forma expense levels should not be considered an actual representation of future expenses or performance. Pro forma levels project anticipated expense levels but actual expenses may be greater or less than those shown. As shown by the table, there are no transaction charges when you buy or sell shares of the Funds, nor will there be any such charges following the Reorganizations.
A.	Quaker Global Tactical Allocation Fund(Acquired Fund) and Quaker Impact Growth Fund (Acquiring Fund)
Class A Shares	Actual		Pro forma
	Acquired Fund – Class A	Acquiring Fund – Class A	Acquiring Fund – Class A After Reorganization
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	1.49%	1.18%	0.96%
Shareholder servicing fees	0.08%	0.10%	0.11%
Total other expenses	1.57%	1.28%	1.07%
Acquired Fund Fees & Expenses(2)	0.12%	--	0.01%
Total annual fund operating expenses	2.69%	2.28%	2.08%
Fee waivers and expense reimbursements(3)	(0.30%)	(0.00%)	--
Total annual fund operating expenses after fee waivers and expense reimbursements	2.39%	2.28%	2.08%

Class C Shares	Actual		Pro forma
	Acquired Fund – Class C	Acquiring Fund – Class C	Acquiring Fund – Class C After Reorganization
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees .	1.00%	1.00%	1.00%
Other expenses	1.49%	1.18%	0.96%
Shareholder servicing fees	0.08%	0.10%	0.11%
Total other expenses	1.57%	1.28%	1.07%
Acquired Fund Fees & Expenses(2)	0.12%	--	0.01%
Total annual fund operating expenses	3.44%	3.03%	2.83%
Fee waivers and expense reimbursements(3)	(0.30%)	--	--
Total annual fund operating expenses after fee waivers and expense reimbursements	3.14%	3.03%	2.83%

Institutional Class Shares	Actual		Pro forma
	Acquired Fund – Inst. Class	Acquiring Fund – Inst. Class	Acquiring Fund – Inst. Class After Reorganization
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.00%	0.00%	0.00%
Other expenses	1.49%	1.18%	0.96%
Shareholder servicing fees	0.08%	0.10%	0.11%
Total other expenses	1.57%	1.28%	1.07%
Acquired Fund Fees & Expenses(2)	0.12%	--	0.01%
Total annual fund operating expenses	2.44%	2.03%	1.83%
Fee waivers and expense reimbursements(3)	(0.30%)	--	--
Total annual fund operating expenses after fee waivers and expense reimbursements	2.14%	2.03%	1.83%

1  "Management fees" have been restated to reflect advisory fees payable to CCM effective January 1, 2018.
2  "Acquired fund fees and expenses" shown are for the fiscal year ended June 30, 2018.  The total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Fund's audited financial statements for the fiscal year ended June 30, 2018, which reflect the operating expenses of the Fund and do not include the acquired fund fees and expenses.
3  Community Capital Management, Inc.. (the "Adviser"), has contractually agreed to waive the lesser of 0.30% of its management fees or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees, interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) ("Fund Expenses") when they exceed 1.50% of the Fund's average daily net assets (the "Annualized Expense Ratio").  This agreement will continue in effect from September 30, 2018 to October 30, 2019.  Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the time at which the Adviser waived fees and/or assumed expenses for the Fund, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the

(i) fee waiver and/or expense assumption, or (ii) the fee recoupment.  This agreement shall be terminated upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of its merger or liquidation.
The examples below are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Reorganization.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and reflect the Advisers applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  The investment advisory fee waiver for the Acquired Fund after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$242	$807	$1,398	$3,000
Acquiring Fund	$231	$712	$1,220	$2,615
Pro forma Acquiring Fund (after the Reorganization)	$211	$652	$1,119	$2,410

Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$317	$1,029	$1,763	$3,701
Acquiring Fund	$306	$936	$1,591	$3,346
Pro forma Acquiring Fund (after the Reorganization)	$286	$877	$1,494	$3,157

Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$217	$732	$1,274	$2,754
Acquiring Fund	$206	$637	$1,093	$2,358
Pro forma Acquiring Fund (after the Reorganization)	$186	$576	$990	$2,148

B.	Quaker Mid-Cap Value Fund (Acquired Fund) and Quaker Small/Mid-Cap Impact Value Fund (Acquiring Fund)
Class A Shares	Actual		Pro forma
	Acquired Fund – Class A	Acquiring Fund – Class A	Acquiring Fund – Class A After Reorganization
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	1.29%	1.23%	1.17%
Shareholder servicing fees	0.09%	0.03%	0.07%
Total other expenses	1.38%	1.26%	1.24%
Acquired Fund Fees & Expenses(2)	0.04%	0.06%	0.06%
Total annual fund operating expenses	2.57%	2.47%	2.45%

Class C Shares	Actual		Pro forma
	Acquired Fund – Class C	Acquiring Fund – Class C	Acquiring Fund – Class C After Reorganization
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees .	1.00%	1.00%	1.00%
Operating expenses	1.29%	1.23%	1.17%
Shareholder servicing fees	0.09%	0.03%	0.07%
Total other expenses	1.38%	1.26%	1.24%
Acquired Fund Fees & Expenses(2)	0.04%	0.06%	0.06%
Total annual fund operating expenses	3.32%	3.22%	3.20%

Institutional Class Shares	Actual		Pro forma
	Acquired Fund – Class C	Acquiring Fund – Class C	Acquiring Fund – Class C After Reorganization
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees .	0.00%	0.00%	0.00%
Operating expenses	1.29%	1.23%	1.17%
Shareholder servicing fees	0.09%	0.03%	0.07%
Total other expenses	1.38%	1.26%	1.24%
Acquired Fund Fees & Expenses(2)	0.04%	0.06%	0.06%
Total annual fund operating expenses	2.32%	2.22%	2.20%

1  "Management fees" have been restated to reflect advisory fees payable to CCM effective June 27, 2018 and January 1, 2018, respectively.
2  "Acquired fund fees and expenses" shown are for the fiscal year ended June 30, 2018.  The total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Fund's audited financial statements for the fiscal year ended June 30, 2018, which reflect the operating expenses of the Fund and do not include the acquired fund fees and expenses.

The examples below are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Reorganization.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$260	$799	$1,365	$2,905
Acquiring Fund	$250	$770	$1316	$2,806
Pro forma Acquiring Fund (after the Reorganization)	$248	$764	$1,306	$2,786

Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$335	$1,021	$1,731	$3,613
Acquiring Fund	$325	$992	$1,683	$3,522

Pro forma Acquiring Fund (after the Reorganization)	$323	$986	$1,674	$3,503

Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$235	$724	$1,240	$2,656
Acquiring Fund	$225	$694	$1,190	$2,554
Pro forma Acquiring Fund (after the Reorganization)	$223	$688	$1,180	$2,534

COMPARISON OF PURCHASE/REDEMPTION/EXCHANGE POLICIES
The procedures to purchase, redeem and exchange shares of the Funds are identical. For information concerning purchase and redemption procedures and exchange privileges, please see the Funds' Prospectuses and Statement of Additional Information.
COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS
Dividends from net investment income are declared daily and paid annually by each Fund to its shareholders. Net income includes the interest accrued on a Fund's assets less estimated expenses. Each Fund's net realized short-term capital gains, if any, are distributed at least annually. The Funds do not expect to realize net long-term capital gains. For more complete information concerning dividends and distributions and tax considerations, please see the Funds' Prospectuses and Statement of Additional Information.
SERVICE PROVIDERS
CCM serves as the investment adviser to the Funds, and is located at 2500 Weston Road, Suite 101, Weston, FL 33331.  CCM is an investment adviser that is registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for mutual funds and separately managed accounts.
The Board oversees both the Funds. The Funds use the same service providers.  The following table lists the service providers for the Funds.
Service	Funds' Service Providers
Investment adviser	Community Capital Management, Inc.
Distributor	Foreside Fund Services, LLC
Fund administrator/accounting	U.S. Bancorp Fund Services, LLC
Transfer dividend paying and shareholder servicing agent	U.S. Bancorp Fund Services, LLC
Custodian	U.S. Bank, N.A.

For a detailed description of the Funds' other services providers, see the Funds' Prospectus and Statement of Additional Information.
MANAGEMENT FEES
As compensation for its advisory services, CCM is entitled to a management fee, computed daily and payable monthly, at annual rates that are set forth in the table below (expressed as a percentage of each Fund's respective average daily net assets).
A discussion regarding the Board's basis for its approval of the Funds' advisory agreement is available in the Funds' Semi-Annual Report to shareholders for the six-month period ended December 31, 2017.
Fund	Current Management Fee
Quaker Impact Growth Fund (Acquiring Fund)	0.75%
Quaker Global Tactical Allocation Fund (Acquired Fund)	0.75%

Quaker Small/Mid-Cap Impact Value Fund (Acquiring Fund)	0.90%
Quaker Mid-Cap Value Fund (Acquired Fund)	0.90%

PERFORMANCE
The bar charts and tables that follow provide an indication of the risks of investing in the Funds by showing:  (a) changes in the performance of a Fund from year-to-year; and (b) the average annual total returns of the Funds.  Fund performance shown in the bar chart does not reflect Class A Shares sales charges; the performance would be lower if sales changes were included.
Each Fund's past performance is not necessarily an indication of how it will perform in the future. Updated performance information for the Funds is available and may be obtained on their website at www.quakerfunds.com or by calling 800-220-8888.
A.	Quaker Impact Growth Fund (Acquiring Fund) and Quaker Global Tactical Allocation Fund (Acquired Fund)
Quaker Impact Growth Fund
Year-by-year total return (Advisor Class)
Annual Total Returns (Advisor Class)
[data to be converted into bar chart]
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017
-45.99%	15.92%	13.52%	-7.64%	10.25%	38.57%	10.35%	0.71%	2.61%	16.33%

Highest Performing Quarter:  14.19% in 3rd quarter of 2009
 Lowest Performing Quarter:  -30.69% in 3rd quarter of 2008
The Fund's cumulative year-to-date return through June 30, 2018 was 4.01%.
Average Annual Total Returns for periods ended December 31, 2017
	1 year	5 years	10 years
Advisor Class return before taxes	9.94%	11.68%	2.31%
Advisor Class return after taxes on distributions	9.94%	11.68%	1.96%
Advisor Class return after taxes on distributions and sale of Fund shares	5.63%	9.32%	1.63%
Class C return before taxes	15.40%	12.09%	2.13%
Institutional Class return before taxes	16.58%	13.22%	3.13%
S&P 500 Total Return Index	21.83%	15.79%	8.50%

After-tax performance is presented only for Advisor Class shares (with load) of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Quaker Global Tactical Allocation Fund
Year-by-year total return (Class A)
Annual Total Returns (Advisor Class)
[data to be converted into bar chart]
2009	2010	2011	2012	2013	2014	2015	2016	2017
19.66%	15.48%	-8.21%	10.73%	33.92%	9.05%	0.46%	-5.50%	5.05%

Highest Performing Quarter:  17.50% in 3rd quarter of 2009
 Lowest Performing Quarter:  -14.91% in 3rd quarter of 2011
The Fund's cumulative year-to-date return through June 30, 2018 was 0.55%.
Average Annual Total Returns as of December 31, 2017
	1 year	5 years	10 years
Advisor Class return before taxes (Inception Date: May 1, 2008)	-0.73%	6.60%	0.23%
Advisor Class return after taxes on distributions	-0.73%	6.60%	0.23%
Advisor Class return after taxes on distributions and sale of Fund shares	-0.42%	5.18%	0.18%
Class C return before taxes (Inception Date: May 1, 2008)	4.25%	7.01%	0.06%
Institutional Class return before taxes (Inception Date: 7/23/2008)	5.30%	8.10%	2.41%
MSCI World Index	22.40%	11.64%	5.64%

After-tax performance is presented only for Advisor Class shares with load of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

B.	Quaker Small/Mid-Cap Impact Value Fund (Acquiring Fund) and Quaker Mid-Cap Value Fund (Acquired Fund)
Quaker Small/Mid-Cap Impact Value Fund
Annual Total Returns (Advisor Class)
[data to be converted into bar chart]
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017
-31.85%	20.85%	25.29%	-0.07%	12.70%	37.66%	5.34%	-3.60%	16.36%	9.30%

Highest Performing Quarter:  16.88% in 2nd quarter of 2009
 Lowest Performing Quarter:  -23.99% in 4th quarter of 2008
The Fund's cumulative year-to-date return through June 30, 2018 was 3.52%.
Average Annual Total Returns as of December 31, 2017
	1 year	5 years	10 years
Advisor Class return before taxes	3.30%	10.93%	6.92%
Advisor Class return after taxes on distributions	-0.87%	9.22%	6.09%
Advisor Class return after taxes on distributions and sale of Fund shares	4.03%	8.32%	5.42%
Class C return before taxes	8.51%	11.35%	6.73%
Institutional Class return before taxes	9.57%	12.48%	7.80%
Russell 2500 Value Index[1] Russell 2500 Index[1] Russell 2000 Index Total Return Index	14.65%	14.12%	8.71%

1  Effective September 30, 2018, the Fund changed its benchmark from Russell 2000 Index to the Russell 2500 Value Index to better reflect the change in focus from investment primarily in domestic small-cap companies to investing in domestic small- and mid-cap companies. In addition, the Fund will use the Russell 2500 Index as a secondary benchmark.
After-tax performance is presented only for Advisor Class shares with load of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Quaker Mid Cap Value Fund
Annual Total Returns (Advisor Class)
[data to be converted into bar chart]
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017
-45.52%	33.04%	26.17%	-2.52%	12.30%	30.99%	14.46%	-10.70%	21.65%	16.43%
Highest Performing Quarter:  20.34% in 3rd quarter of 2009
Lowest Performing Quarter:  -23.29% in 4th quarter of 2008
The Fund's cumulative year-to-date return through June 30, 2018 was -0.64%.
Average Annual Total Returns as of December 31, 2017
	1 year	5 years	10 years
Advisor Class return before taxes	10.01%	12.38%	6.59%
Advisor Class return after taxes on distributions	10.01%	12.38%	6.59%
Advisor Class return after taxes on distributions and sale of Fund shares	5.66%	9.91%	5.33%
Class C return before taxes	15.56%	12.80%	6.40%
Institutional Class return before taxes	16.72%	13.94%	7.46%
Russell MidCap Value Index	13.34%	14.68%	9.10%

After-tax performance is presented only for Class A shares with load of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
THE PLAN
This is only a summary of the Plan and is qualified in its entirety by the Plan.  You should read the actual Plan relating to the Reorganizations, which is attached as Exhibit A to this Combined Prospectus/Information Statement and is incorporated herein by reference.
The Reorganizations will take place after the parties to the Plan satisfy various conditions.  On the Closing Date, each Acquired Fund will deliver to its corresponding Acquiring Fund all of its Assets, and the corresponding Acquiring Fund will assume all obligations and liabilities not discharged by the Acquired Fund, including all liabilities relating to operations prior to the closing of its Reorganization.  In exchange, the Trust, on behalf of each Acquired Fund, will receive corresponding Acquiring Fund shares to be distributed pro rata to the Acquired Fund's shareholders.  The value of the Assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the "Valuation Date").  The value of each Acquired Fund's net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund's currently effective Prospectus and SAI.

The stock transfer books of each Acquired Fund will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date.  Each Acquired Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the corresponding Acquiring Fund.
To the extent permitted by law, the Plan may be amended at the direction of the Board.  The Plan may be terminated and the Reorganizations abandoned at any time prior to the Closing Date as follows:  (1) by consent of the Trust; or (2) by the Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled or waived.
The expenses related to each Reorganization (excluding brokerage costs, if any), including the costs associated with the delivery of this Combined Prospectus/Information Statement, will be evenly split among CCM, the Acquired Funds, and the Acquiring Funds.
REASONS FOR THE REORGANIZATIONS
At a special telephonic meeting of the Board held on August 2, 2018 (the "Board Meeting"), the Board considered and approved the proposed Reorganizations.  The Board discussed at length with their independent counsel the consequences of each Reorganization and whether there might be any alternatives, including most likely liquidation.  Following the discussion, the Board determined that each Reorganization would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of the Reorganization.  Approvals were made separately for each Fund on the basis of the Trustees' business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on the various factors and assigned different degrees of materiality to various factors.  The Board's determination and approval were based on a number of factors, including but not limited to the following:
•	Both sets of Acquired and Acquiring Funds have identical investment objectives and fundamental policy limitations and they have similar investment strategies and risks;
•
Because the Quaker Impact Growth Fund and Quaker Global Tactical Allocation Funds are both growth oriented and because the Quaker Small/Mid-Cap Impact Value Fund and Quaker Mid-Cap Value Fund are both value funds, CCM anticipates that there is likely to be no portfolio repositioning after the Reorganizations, other than in the ordinary course of business;

•	The CCM management fees for both Funds are identical;
•	Due to the size of the Acquiring Funds and their longer track record, they will be the accounting/performance survivors in their respective Reorganizations;
•	The long-term viability of the Acquired Funds due to their small asset base;
•	Shareholders may benefit from the larger combined assets of the Funds and for future growth of the Acquiring Funds after the Reorganizations;
•	For federal tax purposes, the Reorganizations are to be structured as a tax-free transaction for the Acquired Funds and their shareholders.
•	Shareholders of each Acquired Fund will receive shares of its corresponding Acquiring Fund having an aggregate net asset value equal to that of the Acquired Fund's shares.
•	No sales charges will be imposed on shareholders in connection with the Reorganizations.
•	While the Board considered other options, including liquidation, a reorganization with each Acquiring Fund was determined to be the most beneficial outcome for shareholders because,

among other things, it would allow shareholders to avoid potential tax consequences from a liquidation and to continue to have access to CCM's impact investing strategies.
•	The costs related to the Reorganizations would be evenly split among CCM, the Acquiring Funds, and the Acquired Funds.
Furthermore, the Board considered that Rule 17a-8 under the 1940 Act exempts mergers of affiliated investment companies (such as the Reorganizations) from the Section 17 prohibitions regarding principal transactions between affiliates.  Rule 17a-8(a)(3) further provides that shareholder approval of participation in a reorganization is not required if certain conditions are met as noted below:
•	No fundamental policy of the merging company is materially different from the fundamental policies of the surviving company;
•	No advisory contract between the merging company is materially different from an advisory contract of the surviving company;
•
The trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•
Any distribution fees authorized to be paid by the surviving company pursuant to a plan adopted in accordance with Rule 12b-1 are no greater than the distribution fees authorized to be paid by the merging company pursuant to such a plan.

The proposed Reorganizations will not require a shareholder vote because the Acquired Funds and Acquiring Funds satisfy these criteria. The Funds have the same fundamental policies, advisory contract, independent trustees, and Rule 12b-1 fees.
FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS
The following is a general summary of the material federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.
Each Fund has qualified since its inception for treatment as a "regulated investment company" under Subchapter M of Chapter 1 of the Code.
Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  Neither the Acquired Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations.  Based on certain assumptions and customary representations to be made on behalf of the Acquired Funds and Acquiring Funds, Stradley Ronon Stevens & Young, LLP (the Trust's legal counsel) will, as a condition to the closing of the Reorganizations, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of each Acquired Fund will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of its corresponding Acquiring Fund, (ii) the corresponding Acquiring Fund will not recognize any gain or loss upon receipt by such Acquiring Fund of the Acquired Fund's assets, (iii) each Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to its corresponding Acquiring Fund in exchange for such Acquiring Fund shares or upon the distribution of those Acquiring Fund shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of each Acquired Fund received by its corresponding Acquiring Fund will be the same as the basis of those assets in the hands of such Acquired Fund immediately prior to its Reorganization, and the corresponding Acquiring Fund's holding period in such assets will include the period during which such assets were held by such Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of a Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.
Opinions of counsel are not binding upon the IRS or the courts.  If each Reorganization is consummated but the IRS or the courts were to determine that a Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, an Acquired Fund would recognize gain or loss on the transfer of its Assets to its corresponding Acquiring Fund and each shareholder of such Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the corresponding Acquiring Fund shares it received.
Acquired Fund Dividend Distribution. Prior to the closing of each Reorganization, each Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of such Reorganization.
General Limitations on Capital Losses.  The tax attributes, including capital loss carryovers, if any as of the closing date of each Reorganization, of an Acquired Fund move to the corresponding Acquiring Fund in such Reorganization.  The capital loss carryovers, if any as of the closing date of a Reorganization, of an Acquired Fund and an Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund's capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing.  Under one such limitation, if a Fund has built-in gains at the time of a Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and "built in losses") of the other Fund.  It is not anticipated, as of the date of this Combined Prospectus/Information Statement, that other limitations on use of a Fund's capital loss carryovers, if any, would be material, although that depends on the facts at the time of closing of a Reorganization.  At June 30, 2018, neither Fund had any aggregate capital loss carryovers.
Appreciation in Value of Investments.  Shareholders of each Acquired Fund will receive a proportionate share of any taxable income and gains realized by the corresponding Acquiring Fund and not distributed to its shareholders prior to its Reorganization when such income and gains are eventually distributed by such Acquiring Fund, if any.  As a result, shareholders of an Acquired Fund may receive a greater amount of taxable distributions than they would have had if its Reorganization not occurred.  In addition, if an Acquiring Fund, following a Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the corresponding Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if such Reorganization had not occurred.  The tax unrealized appreciation in value of investments as a percentage of its net asset value at June 30, 2018 was 0.74% for the Quaker Global Tactical Allocation Fund compared to 10.11% for the Quaker Impact Growth Fund as of June 30, 2018 and 9.75% on a combined basis.  The tax unrealized appreciation in value of investments as a percentage of its net asset value at June 30, 2018 was 20.10% for the Quaker Mid-Cap Value Fund compared to 7.95% for the Quaker Small/Mid-Cap Impact Value Fund as of June 30, 2018 and 11.12% on a combined basis.  As a result, shareholders of an Acquiring Fund may receive less in taxable distributions than they would have had its Reorganization not occurred.
General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganizations in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations because this discussion is only a general summary of certain federal income tax consequences.

DESCRIPTION OF THE SECURITIES TO BE ISSUED
Upon the Closing of each Reorganization, Advisor Class, Class C, and Institutional Class shares of an Acquired Fund will merge with and into the same corresponding class of shares of the corresponding Acquiring Fund.  Each Acquired Fund shareholders will receive shares at net asset value of the corresponding Acquiring Fund.
Full and fractional shares of an Acquiring Fund will be distributed to shareholders of the corresponding Acquired Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of an Acquiring Fund will be recorded electronically in each shareholder's account.  Each Acquiring Fund will then send a confirmation to each shareholder.  Each Acquiring Fund shares to be issued in a Reorganization have the same rights and privileges as your shares of the corresponding Acquired Fund.
Like an Acquired Fund, the corresponding Acquiring Fund does not routinely hold annual meetings of shareholders.  An Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A meeting of an Acquiring Fund's shareholders may also be called at any time by the Chairman, the President of the Trust, in the absence of the Chairman, or any Vice President or other authorized officer of the Trust, in the absence of the Chairman and the President.
Capital Structure.  The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust's registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and non-assessable.  Shareholders do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of each Fund's Institutional Class may not vote on any matter that affects the Advisor Class and Class C distribution plans under Rule 12b-1.  Similarly, as a general matter, shareholders of the Advisor Class and Class C may vote only on matters affecting their respective Class, including the Rule 12b-1 Plans for Advisor Class and Class C shares that relate to the Class of shares that they hold.  Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of the Advisor Class and Class C shares will be allocated solely to those Classes.
CAPITALIZATION
The following table sets forth, as of June 30, 2018, the separate capitalizations of each Acquired Fund and its corresponding Acquiring Fund, and the estimated capitalization of such Acquiring Fund as adjusted to give effect to the applicable Reorganization.  The capitalization of an Acquiring Fund is likely to be different if and when the applicable Reorganization is actually consummated.
	Quaker Global Tactical Allocation Fund (Acquired Fund	Quaker Impact Growth Fund (Acquiring Fund)	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1,2]
Advisor Class net assets	$1,290,318	$44,964,198	($12,639)[2]	$46,241,877[2]
Advisor Class shares outstanding	118,620	1,410,943	(78,133)[1]	1,451,430[1]
Advisor Class net asset value per share	$10.88	$31.87	---	$31.86
Class C net assets	$817,470	$11,119,772	($3,262)[2]	$11,933,980[2]

	Quaker Global Tactical Allocation Fund (Acquired Fund	Quaker Impact Growth Fund (Acquiring Fund)	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1,2]
Class C shares outstanding	81,127	406,930	(51,216)[1]	436,841[1]
Class C net asset value per share	$10.08	$27.33	---	$27.32
Institutional Class net assets	$472,365	$9,039,342	($2,599)[2]	$9,509,108[2]
Institutional Class shares outstanding	37,436	270,657	(23,293)[1]	284,800[1]
Institutional Class net asset value per share	$12.62	$33.40	---	$33.39
[1]	Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2]	Adjustments reflect the costs of the Reorganization incurred by each Fund.
	Quaker Mid-Cap Value Fund (Acquired Fund	Quaker Small/Mid-Cap Impact Value Fund (Acquiring Fund)	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1,2]
Advisor Class net assets	$3,196,306	$4,737,302	($6,973)[2]	$7,926,635[2]
Advisor Class shares outstanding	102,682	203,931	34,912[1]	341,525[1]
Advisor Class net asset value per share	$31.13	$23.23	---	$23.21
Class C net assets	$1,340,830	$1,268,734	($2,294)[2]	$2,607,270[2]
Class C shares outstanding	50,243	71,822	25,682[1]	147,747[1]
Class C net asset value per share	$26.69	$17.66	---	$17.65
Institutional Class net assets	$1,031,636	$9,747,015	($9,233)[2]	$10,496,418[2]
Institutional Class shares outstanding	31,340	392,608	10,208[1]	434,156[1]
Institutional Class net asset value per share	$32.92	$24.83	---	$24.18
[1]	Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2]	Adjustments reflect the costs of the Reorganization incurred by each Fund.

MULTIPLE SHAREHOLDERS IN A HOUSEHOLD
If you are a member of a household in which multiple shareholders of the Trust share the same address, and the Trust or your broker or bank (for "street name" accounts) has received consent to household material, then the Trust or your broker or bank may have sent to your household only one copy of this Combined Prospectus/Information Statement, unless the Trust or your broker or bank previously received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Combined Prospectus/Information Statement, the Trust will deliver promptly a separate copy of this Combined Prospectus/Information Statement to you upon written or oral request.
To receive a separate copy of this Combined Prospectus/Information Statement, or if you would like to receive a separate copy of future information statements, prospectuses or annual reports, please contact the Funds at P.O. Box 701, Milwaukee, WI 53201 or by calling (800) 220-8888. On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact Quaker Investment Trust at the telephone number or address stated above.
SHARES HELD BY TRUSTEES AND OFFICERS
As of August 31, 2018, each Fund had the following number of shares outstanding:
Fund	Shares outstanding
Quaker Impact Growth Fund – Advisor Class Class C Institutional Class	1,398,993.62 402,745.54 259,853.68
Quaker Global Tactical Allocation Fund – Advisor Class Class C Institutional Class	116,433.13 78,296.69 356,150.75
Quaker Small/Mid-Cap Impact Value Fund – Advisor Class Class C Institutional Class	203,555.16 71,405.02 378,133.75
Quaker Mid-Cap Value Fund – Advisor Class Class C Institutional Class	98,586.67 48,890.36 26,505.55

As of August 31, 2018, the Trustees and officers of the Trust, as a group, owned, beneficially or of record, less than 1% of the outstanding shares of any class of each Fund, except that one Trustee owned 2.04% of the outstanding share of the Institutional Class of the Quaker Small/Mid-Cap Value Impact Fund.
SHARE OWNERSHIP
As of August 31, 2018, the Trust believes the following shareholders owned of record or beneficially 5% or more of the Funds' classes:

Fund/Class	Record or Beneficial Owner	Percentage of Shares Held
Quaker Impact Growth Fund – Advisor Class	MG Trust Co. Cust. FBO Kades-Margolis 403B MBD 717 17th Street, Suite 1300 Denver, CO 802025	5.95%
	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	24.77%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	23.52%
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	5.56%
Quaker Impact Growth Fund – Class C	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	15.35%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	15.28%
	Wells Fargo Clearing Services LLC Special Custody A/C FBO Customers 2801 Market Street Saint Louis, MO 63103	8.42%
Quaker Impact Growth Fund – Institutional Class	LPL Financial Omnibus Customer Accounts 4707 Executive Dr. San Diego, CA 92121	40.02%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	14.20%
	Wells Fargo Clearing Services LLC Special Custody A/C FBO Customers 2801 Market Street Saint Louis, MO 63103	13.65%
	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	6.80%
Quaker Global Tactical Allocation Fund – Advisor Class	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	14.43%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	12.90%
	RBC Capital Markets LLC 1927 1st Ave. N, Floor 9 Birmingham, AL 35203	5.75%
	RBC Capital Markets LLC 60 S 6th Street Minneapolis, MN 55402	5.25%
Quaker Global Tactical Allocation Fund – Class C	M & A Fossell Glendora, NJ 08029	8.26%
	US Bank NA Custodian G Volpe IRA Marlton, NJ 08053	6.63%
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	10.36%
	Wells Fargo Clearing Services LLC Special Custody A/C FBO Customers 2801 Market Street Saint Louis, MO 63103	9.54%
	Robert W. Baird & Co., Inc. 777 E. Wisconsin Ave. Milwaukee, WI 53202	6.24%
	Raymond James Financial Services FBO Pledged Acct – SBL 1040 Kings Hwy N, Suite 303 Cherry Hill, NJ 08034	5.07%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	5.01%
Quaker Global Tactical Allocation Fund – Institutional Class	Wells Fargo Clearing Services LLC Special Custody A/C FBO Customers 2801 Market Street Saint Louis, MO 63103	90.57%
Quaker Small/Mid-Cap Impact Value Fund – Advisor Class	Graci Charlotte,NC 28226	7.41%
	MG Trust Co. Cust. FBO Kades-Margolis 403B MBD 717 17th Street, Suite 1300 Denver, CO 802025	6.43%

	US Bank NA Custodian P Hilton San Jose, CA 95120	5.35%
	US Bank NA Custodian J Ruvolo San Jose, CA 95120	5.35%
	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	41.12%
	Wells Fargo Clearing Services LLC Special Custody A/C FBO Customers 2801 Market Street Saint Louis, MO 63103	8.01%
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	6.16%
Quaker Small/Mid-Cap Impact Value Fund – Class C	Wells Fargo Clearing Services LLC Special Custody A/C FBO Customers 2801 Market Street Saint Louis, MO 63103	62.72%
	LPL Financial 9785 Towne Centre Dr. San Diego, CA 92121	6.35%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	6.09%
Quaker Small/Mid-Cap Impact Value Fund – Institutional Class	M Ortiz Penn Valley, PA 10972	69.77%
	Merrill Lynch FBO Customers 4800 Deer Lake, Drive E Jacksonville, FL 32246	7.62%
Quaker Mid-Cap Value Fund – Advisor Class	MG Trust Co. Cust. FBO Kades-Margolis 403B MBD 717 17th Street, Suite 1300 Denver, CO 802025	8.52%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	19.48%
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	15.17%

	Wells Fargo Clearing Services LLC Special Custody A/C FBO Customers 2801 Market Street Saint Louis, MO 63103	6.31%
	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	6.12%
	LPL Financial 9785 Towne Centre Dr. San Diego, CA 92121	5.60%
Quaker Mid-Cap Value Fund – Class C	P & L Kolody Manville, NJ 08835	5.71%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	21.48%
	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	17.19%
	Wells Fargo Clearing Services LLC Special Custody A/C FBO Customers 2801 Market Street Saint Louis, MO 63103	7.62%
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	6.95%
	LPL Financial 9785 Towne Centre Dr. San Diego, CA 92121	5.57
	Raymond James & Assoc., Inc. FBO Bell Scene Baptist Church 1482 Upper Bell Creek Rd. Hiawassee, GA 30546	5.14%
Quaker Mid-Cap Value Fund – Institutional Class	Wells Fargo Clearing Services LLC Special Custody A/C FBO Customers 2801 Market Street Saint Louis, MO 63103	65.37%
	RBC Capital Markets LLC 1901 Avenue of the Stars, Suite 1400 Century City, CA 90067	9.67%

Janney Montgomery Scott LLC 1767 Sentry Pkwy, Suite 110 Blue Bell, PA 19422	8.57%
LPL Financial Omnibus Customer Accounts 4707 Executive Dr. San Diego, CA 92121	5.51%

To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of an Acquiring Fund, such shareholder may be deemed a "control person" of that Fund for purposes of the 1940 Act.
AVAILABLE INFORMATION
The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Copies of such materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549. Some of these items are also available on the Internet at www.sec.gov.
*  *  *
THE TRUST WILL FURNISH, WITHOUT CHARGE, COPIES OF THE FUNDS' JUNE 30, 2018, ANNUAL REPORT AND DECEMBER 31, 2017 SEMI-ANNUAL REPORT TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO THE FUNDS:  at P.O. Box 701, Milwaukee, WI 53201 or by calling (800) 220-8888.

EXHIBITS TO
 PROSPECTUS/INFORMATION STATEMENT
Exhibit
A Form of Plan of Reorganization
B Financial Highlights

EXHIBIT A
FORM OF PLAN OF REORGANIZATION
This PLAN OF REORGANIZATION (the "Plan"), made as of this [  ] day of August 2018, by Quaker Investment Trust (the "Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2500 Weston Road, Suite 101, Weston, FL  33331, on behalf of the acquired series of the Trust (each an "Acquired Fund" and collectively, the "Acquired Funds") and of the corresponding acquiring series of the Trust (each an "Acquiring Fund" and collectively, the "Acquiring Funds") as described on Exhibit A hereto. Community Capital Management, Inc. joins this Plan solely for purposes of Section 10.
The reorganization of each Acquired Fund into its corresponding Acquiring Fund (each a "Reorganization" and collectively, the "Reorganizations") will consist of:  (i) the acquisition by an Acquiring Fund, of all of the property, assets and goodwill of the corresponding Acquired Fund in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of such Acquiring Fund identified on Exhibit A; (ii) the assumption by such Acquiring Fund of the liabilities of the corresponding Acquired Fund as set forth below; (iii) the distribution of such Acquiring Fund's shares to the shareholders of the corresponding Acquired Fund according to their respective interests in complete liquidation of such Acquired Fund; and (iv) the dissolution of each Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.
1. Sale and Transfer of Assets, Liquidation, and Dissolution of each Acquired Fund
(a) Subject to the terms and conditions of this Plan, on behalf of each Acquired Fund, the Trust will sell, convey, transfer and deliver to the corresponding Acquiring Fund, at the Closing, all of the then-existing assets of such Acquired Fund (the "Assets").  In consideration thereof, the Trust agrees at the Closing (i) that the corresponding Acquiring Fund shall assume and pay when due all obligations and liabilities of such Acquired Fund existing on or after the Closing, whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Plan to be paid by persons as provided in Section 10 hereof) (collectively, the "Liabilities"); and (ii) that the Trust shall ensure, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, with no par value per share, of the corresponding Acquiring Fund equal in number to the number of full and fractional shares of beneficial interest, with no par value, of the Acquired Fund outstanding at the time of calculation of the Acquired Fund's net asset value ("NAV") as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof and hereinafter called the "Valuation Date"), which shall be the date of Closing.  Notwithstanding the foregoing, an Acquired Fund shall use its commercially reasonable best efforts to identify and discharge, prior to the Closing Date (as defined below), all of its unpaid Liabilities, including Liabilities relating it operations prior to the Closing Date, from its cash, bank deposits, and cash equivalent securities.
(b) Subject to the terms and conditions of this Plan, the Trust shall deliver to each Acquired Fund the number of corresponding Acquiring Fund shares determined by dividing the net asset value per share of such Acquired Fund shares as of the Close of Business on the Valuation Date by the net asset value per share of the corresponding Acquiring Fund shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund shares as of Close of Business on the Valuation Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.
(c) As soon as practicable following the Closing, the Trust shall dissolve each Acquired Fund and distribute pro rata to such Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the corresponding Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the corresponding Acquiring Fund in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of a Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of each Acquiring Fund shall be carried to the third decimal place.

(d) At the Closing, each shareholder of record of each Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.
2. Valuation
(a) The value of each Acquired Fund's Net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in such Acquired Fund's currently effective prospectus and statement of additional information.
(b) The net asset value of each Acquiring Fund shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in such Acquiring Fund's currently effective prospectus and statement of additional information.
(c) The net asset value of each Acquired Fund shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in such Acquired Fund's currently effective prospectus and statement of additional information.
3. Closing and Valuation Date
The Reorganizations shall close on [__________], 2018 or such other date as the Trust may designate (the "Closing Date").  All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern Time on the Closing Date unless otherwise agreed to by the parties (the "Closing Time").  The Closing shall take place at the principal office of the Trust, 2500 Weston Road, Suite 101 Weston, FL  33331.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of each Acquired Fund or Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of each Acquired Fund and Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of each Acquired Fund to be transferred to the corresponding Acquiring Fund's custodian, U.S. Bank, N.A..  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund shares, and the number of full and fractional shares of beneficial interest owned by each such shareholder, as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall provide evidence that such shares of beneficial interest of each Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.
4. Necessary Findings of Fact by the Trust on Behalf of the Acquired Funds
The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganizations:
(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of each Acquired Fund, with no par value.  Each outstanding share of each Acquired Fund is validly issued, fully paid, and non-assessable and has full voting rights.
(b) The financial statements appearing in each Acquired Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2018, audited by Tait, Weller & Baker LLP, and any unaudited financial statements since that date, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c) The books and records of each Acquired Fund, including FIN 48 work papers (as defined below) and supporting statements, are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.
(d) The statement of assets and liabilities of each Acquired Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the corresponding Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of such Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.
(e) At the Closing, the Trust, on behalf of each Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(f) The Trust, on behalf of each Acquired Fund, has the necessary trust power and trust authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.
(g) The Trust, on behalf of each Acquired Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.
(h) The Trust, on behalf of each Acquired Fund, has full trust power and trust authority to enter into and perform its obligations under this Plan, subject to approval of this Plan by such Acquired Fund's shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery, and performance of this Plan have been validly authorized, and this Plan constitutes its legal, valid, and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.
(i) Neither the Trust nor an Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").
(j) The Trust, on behalf of each Acquired Fund, does not have any unamortized or unpaid organizational fees or expenses. There is no inter-corporate indebtedness existing between such Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.
(k) The Trust has elected to treat each Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code and each Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code.  Each Acquired Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  No Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.
(l) On the Closing Date, all material Returns (as defined below) of each Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To each

Acquired Fund's knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on such Acquired Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in such Acquired Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Plan, "Tax" or "Taxes" means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  "Return" means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).
5. Necessary Findings of Fact by the Trust on behalf of the Acquiring Funds
The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganizations:
(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Acquiring Fund.  Each outstanding share of an Acquiring Fund is fully paid and non-assessable and has full voting rights.  The shares of beneficial interest of each Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, and non-assessable and have full voting rights.
(b) The financial statements appearing in each Acquiring Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2018, audited by Tait, Weller & Baker LLP, and any unaudited financial statements since that date, fairly present the financial position of such Acquiring Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.
(c) At the Closing, shares of beneficial interest of each Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which shares of such Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.
(d) The Trust, on behalf of each Acquiring Fund, has the necessary trust power and trust authority to conduct its business and the business of such Acquiring Fund as such businesses are now being conducted.
(e) The Trust, on behalf of each Acquiring Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.
(f) The Trust, on behalf of each Acquiring Fund, has full trust power and trust authority to enter into and perform its obligations under this Plan.  The execution, delivery, and performance of this Plan have been validly authorized, and this Plan constitutes its legal, valid, and binding obligation enforceable against it in accordance with its terms, subject, as to enforcement, to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.
(g) Neither the Trust nor an Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) The books and records of each Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of such Acquiring Fund.
(i) The Trust has elected to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code and each Acquiring Fund is a "fund" as defined in Section 851(g)(2) of the Code.  Each Acquiring Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and intends to continue to qualify as a RIC after the Closing Date.  Consummation of the transactions contemplated by the Plan will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date.  No Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.
(j) On the Closing Date, all material Returns of each Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Trust's knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on such Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in such Acquiring Fund's financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.
(k) The Trust, on behalf of each Acquiring Fund, does not have any unamortized or unpaid organizational fees or expenses.  There is no inter-corporate indebtedness existing between the Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.
6. Necessary Findings of Fact by the Trust on behalf of the Acquired Funds and the Acquiring Funds
(a) Except as discussed in their currently effective prospectus, there are no legal, administrative, or other proceedings or investigations against the Trust, the Acquired Funds or the Acquiring Funds, or, to the Trust's knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan. The Trust, the Acquired Funds and the Acquiring Funds are not charged with or, to the Trust's knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.
(b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Trust.
(c) All information provided by the Trust for inclusion in, or transmittal with, the Combined Information Statement/Prospectus shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.
(d) No consent, approval, authorization, or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).
7. Obligations of the Trust on behalf of the Acquired Funds
(a) The Trust shall operate the business of each Acquired Fund as presently conducted between the date hereof and the Closing.

(b) The Trust on behalf of each Acquired Fund will not acquire the shares of beneficial interest of the corresponding Acquiring Fund for the purpose of making distributions thereof other than to such Acquired Fund's shareholders.
(c) The Trust shall file by the Closing, all of the Acquired Funds' federal and other Tax Returns required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said Returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.
(d) At the Closing, the Trust will provide:
(1) A statement of the respective tax basis and holding period of all investments to be transferred by each Acquired Fund to its corresponding Acquiring Fund.
(2) A copy (which may be in electronic form) of each Acquired Fund's shareholder ledger accounts including, without limitation, the name, address, and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices, or records on file with such Acquired Fund with respect to each shareholder, and such information concerning such Acquired Fund shares or Acquired Fund shareholders in connection with such Acquired Fund's cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the U.S. Treasury  following the Closing for all of the shareholders of record of such Acquired Fund as of the Close of Business on the Valuation Date, who are to become holders of the corresponding Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.
(3) If requested by an Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, "Accounting for Uncertainty in Income Taxes," FASB Interpretation No. 48, July 13, 2006) pertaining to the corresponding Acquired Fund (the "FIN 48 Workpapers"), and
(4) The tax books and records of each Acquired Fund for purposes of preparing any Returns required by law to be filed for tax periods ending after the Closing Date.
(e) The Board of Trustees (the "Board") shall cause to be prepared, filed with the U.S. Securities and Exchange Commission (the "Commission"), and mailed to each shareholder of record of each Acquired Fund, a Combined Information Statement/Prospectus on Form N-14 under the 1933 Act (the "Information Statement") that complies in all material respects with the applicable provisions of the 1940 Act and the 1934 Act, and the respective rules and regulations thereunder.
(f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.
(g) As promptly as practicable, but in any case within sixty days after the Closing Date, each Acquired Fund shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by its corresponding Acquiring Fund as a result of Section 381 of the Code.
(h) As soon as is reasonably practicable after the Closing, each Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of its corresponding Acquiring Fund received at the Closing, as set forth in Section 1 hereof.
(i) The Trust, on behalf of each Acquired Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of such Acquired Fund's investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of such Acquired Fund's net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
8. Obligations of the Trust on behalf of the Acquiring Funds
(a) The shares of beneficial interest of an Acquiring Fund to be issued and delivered to its corresponding Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of an Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Plan.
(b) The Trust shall operate the business of each Acquiring Fund as presently conducted between the date hereof and the Closing.
(c) The Trust shall have filed with the Commission the Information Statement, relating to the shares of beneficial interest of each Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Information Statement becomes effective, it (i) complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Information Statement becomes effective and at the Closing, the prospectus and statement of additional information included in the Information Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.
(d) The Trust shall file by the Closing Date, the federal and other Tax Returns required by law to be filed by it and the Acquiring Funds, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.
9. Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Funds and the Acquiring Funds
The consummation of this Plan and the Reorganizations hereunder shall be subject to the following respective conditions:
(a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.
(b) That Trust shall provide a copy of the resolutions approving this Plan adopted by the Board and certified by the Secretary or equivalent officer.
(c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative, or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Funds or the Acquiring Funds, or would prohibit the transactions contemplated hereby.

(d) That each Acquired Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of an Acquired Fund's investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of an Acquired Fund's net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
(e) That all required consents of other parties and all other consents, orders, and permits of federal, state, and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Funds or Acquiring Funds.
(f) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, this Plan, and in accordance with customary representations provided by the Trust with regard to matters of fact in certificates delivered to SRSY:
(1) The acquisition by an Acquiring Fund of all of the assets of its corresponding Acquired Fund, as provided for in the Plan, in exchange for such Acquiring Fund Shares and the assumption by such Acquiring Fund of all of the liabilities of its corresponding Acquired Fund, followed by the distribution by such Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of such Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and an Acquired Fund and its corresponding Acquiring Fund each will be a "party to the reorganization" within the meaning of Section 368(b) of the Code.
(2) No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to, and assumption of its liabilities by, its corresponding Acquiring Fund in exchange solely for such Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code.
(3) No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of its corresponding Acquired Fund in exchange solely for the assumption of the liabilities of such Acquired Fund and issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.
(4) No gain or loss will be recognized by an Acquired Fund upon the distribution of its corresponding Acquiring Fund Shares by such Acquired Fund to its shareholders in complete liquidation (in pursuance of the Plan) pursuant to Section 361(c)(1) of the Code.
(5) The tax basis of the assets of each Acquired Fund received by its corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of such Acquired Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(6) The holding periods of the assets of an Acquired Fund in the hands of its corresponding Acquiring Fund will include the periods during which such assets were held by such Acquired Fund pursuant to Section 1223(2) of the Code.
(7) No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of all of their Acquired Fund Shares for its corresponding Acquiring Fund Shares pursuant to Section 354(a) of the Code.

(8) The aggregate tax basis of an Acquiring Fund Shares to be received by each shareholder of the corresponding Acquired Fund will be the same as the aggregate tax basis of such Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(9) The holding period of the Acquiring Fund Shares received by a shareholder of an Acquired Fund will include the holding period of the Acquired Fund Shares exchanged therefor, provided that the shareholder held such Acquired Fund Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
(10) For purposes of Section 381 of the Code, an Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the "Income Tax Regulations"), the items of the corresponding Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations.
No opinion will be expressed as to the effect of the Reorganization on:  (i) an Acquired Fund or the corresponding Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Acquired Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.
(g) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:
(1) The Trust was organized as a Delaware statutory trust on June 28, 2018, and is validly existing and in good standing under the laws of the State of Delaware;
(2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Acquired Fund;
(3) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;
(4) Except as disclosed in the Acquiring Funds currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Funds, or the Acquiring Funds;
(5) The shares of beneficial interest of each Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or each Acquiring Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;
(6) To such counsel's knowledge, no consent, approval, authorization, or order of any court, governmental authority, or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(7) Neither the execution, delivery, nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; and
(8) This Plan has been validly authorized and executed by the Trust and represents the legal, valid, and binding obligation of the Trust and is enforceable against the Trust in accordance with its terms.
In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.
(h) That the Trust's Information Statement with respect to the shares of beneficial interest of each Acquiring Fund to be delivered to the corresponding Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Information Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(i) That the shares of beneficial interest of each Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each corresponding Acquired Fund's shareholders.
(j) The Trust, on behalf of each Acquired Fund, shall have delivered to the corresponding Acquiring Fund (i) a statement of such Acquired Fund's assets, together with a list of portfolio securities of the Acquired Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, (ii) such Acquired Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) any Tax books and records as described in Section 7(d)(3), and (v) a statement of earnings and profits as provided in Section 7(g).
10. Fees and Expenses.  The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne equally by the Acquiring Funds, the Acquired Funds, and Community Capital Management, Inc.
11. Termination; Waiver; Order
(a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Reorganizations abandoned at any time prior to the Closing.
(b) If the transactions contemplated by this Plan have not been consummated by February 28,  2019, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.
(c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or persons who are its trustees, officers, agents, or shareholders in respect of this Plan.
(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.
(e) The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganizations, and neither the Trust, nor any of its officers, trustees, agents, or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent, or shareholder of the Trust against any liability to the entity for which that officer, trustee, agent, or shareholder so acts or to its shareholders to which that officer, trustee, agent, or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.
(f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Funds, unless such further vote is required by applicable law.
12. Liability of the Trust
The Trust acknowledges that all obligations of the Trust under this Plan are binding only with respect to the Acquired Funds and the Acquiring Funds; that any liability of the Trust under this Plan with respect to the Acquiring Funds, or in connection with the transactions contemplated herein with respect to the Acquiring Funds, shall be discharged only out of the respective assets of the Acquiring Funds; that no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither the Trust, the Acquiring Funds, nor the Acquired Funds shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust, the trustees, officers, employees, or agents of the Trust, or any of them.
13. Cooperation and Exchange of Information; Reporting Responsibility
(a) The Acquired Funds and the Acquiring Funds will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax Returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and workpapers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Funds and Acquiring Funds for its taxable period first ending after the Closing and for all prior taxable periods.
(b) Any reporting responsibility of an Acquired Fund is and shall remain the responsibility of such Acquired Fund, up to and including the Closing Date, and such later date on which the Acquired Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the Closing Date (whether due before or after the Closing); and (ii)  preparing and filing other documents with the Commission, any state securities commission, and any Federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.
(c) After the Closing Date, the Trust, on behalf of each Acquired Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by such Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
14. Entire Plan and Amendments
This Plan may only be amended in writing.
15. Governing Law
This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

16. Effect of Facsimile Signature
A facsimile signature of an authorized officer of a party hereto on this Plan and/or any transfer document shall have the same effect as if executed in the original by such officer.
[Signature Page Follows]

The Trust has adopted this Plan and it shall be deemed effective, all as of the day and year first-above written.
Quaker Investment Trust, on behalf of each of its series
By:
Name:
Title:
Solely for Purposes of Section 10
Community Capital Management, Inc.
By:
Name:
Title:

EXHIBIT A
As approved by the Quaker Investment Trust's Board of Trustees, the series reorganizing into other existing series of the Trust are as follows:
Acquired Funds	Acquiring Funds
Quaker Global Tactical Allocation Fund	Quaker Impact Growth Fund
Quaker Mid-Cap Value Fund	Quaker Small/Mid-Cap Impact Value Fund

At the Closing, shareholders of each Acquired Fund will receive the corresponding class of shares of the corresponding Acquiring Fund as shown below:
Acquired Fund Share Class	Corresponding Acquiring Fund Share Class
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class

EXHIBIT B
FINANCIAL HIGHLIGHTS
The financial highlights for each Acquired Fund and the Acquiring Fund for the fiscal year ended June 30, 2018, which are included in the Funds' Prospectus and incorporated herein by reference, have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.  The financial highlights are updated to include the corresponding semiannual data (unaudited) included in the Semiannual Report to Shareholders for the six month period ended December 31, 2017.  The Funds updated financial highlights are incorporated herein by reference.
The financial highlights audited by Tait Weller & Baker LLP have been incorporated by reference in reliance on its report given on its authority as experts in auditing and accounting.

PART B
STATEMENT OF ADDITIONAL INFORMATION
Quaker Investment Trust
2500 Weston Road, Suite 101
Weston, FL  33331
 (800) 220-8888
Dated: [_____________], 2018
This Statement of Additional Information, relating specifically to the Reorganizations of the Quaker Global Tactical Allocation Fund (an "Acquired Fund") into the Quaker Impact Growth Fund (an "Acquiring Fund") and the Quaker Mid-Cap Value Fund (an "Acquired Fund" and together with the Quaker Global Tactical Allocation Fund, the "Acquired Funds") into the Quaker Small/Mid-Cap Impact Value Fund (an "Acquiring Fund" and together with the Quaker Impact Growth Fund, the "Acquiring Funds") (collectively, the Acquired Funds and the Acquiring Funds, the "Funds") consists of this document and the following described documents, each of which is incorporated by reference herein:
•	The Statement of Additional Information of the Trust dated September 30, 2018, as supplemented; and
•	The audited financial statements and related Report of the Independent Registered Public Accounting Firm for the Funds included in the Trust's Annual Report for the fiscal year ended June 30, 2018.
This Statement of Additional Information dated [___________], 2018  is not a prospectus.  A combined information statement/prospectus dated [___________], 2018  (the "Information Statement/Prospectus") relating to the above referenced matter may be obtained without charge from Quaker Investment Trust (the "Trust"), on behalf of the Funds, by calling the telephone number above or by writing to the Trust at:  P.O. Box 701, Milwaukee, WI 53201.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
GENERAL INFORMATION	3
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS	3
FINANCIAL STATEMENTS	3
PRO FORMA FINANCIAL INFORMATION	3

2

GENERAL INFORMATION
The Board of Trustees ("Board") of the Trust reviewed and approved a Plan of Reorganization (the "Plan") that provides for the Reorganization of each Acquired Fund with and into its corresponding Acquiring Fund. The Board determined that the Reorganization is in the best interests of each Fund and that the interests of shareholders of the respective Funds will not be diluted as a result of the Reorganization.
Pursuant to the Plan, each Reorganization will consist of:  (i) the acquisition by the Trust, on behalf of each Acquiring Fund, of all of the property, assets and goodwill of the corresponding Acquired Fund in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of such Acquiring Fund; (ii) the assumption by the Trust, on behalf of each Acquiring Fund, of all of the liabilities not discharged by the corresponding Acquired Fund after using its best efforts to identify and discharge all of its unpaid liabilities and obligations, including all liabilities relating to operations prior to the closing of such Reorganization; (iii) the distribution of such Acquiring Fund's shares to the shareholders of the corresponding Acquired Fund according to their respective interests in complete liquidation of the corresponding Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS
This Statement of Additional Information incorporates by reference the following document, which contain additional information about the Acquired Funds and the Acquiring Funds:
•
The Statement of Additional Information of the Trust with respect to the Funds, as filed with the Securities and Exchange Commission ("SEC") on September 30, 2018, (Registration Nos. 033-38074  and 811-06260, EDGAR accession number [______________________]).

FINANCIAL STATEMENTS
Historical financial information regarding the Acquired Fund and the Acquiring Fund is included in the following document, which is incorporated by reference herein:
•
The audited financial statements and financial highlights and related Report of the Independent Registered Public Accounting Firm for the Funds included in the Trust's Annual Report for the fiscal year ended June 30, 2018 as filed with the SEC on [_________], 2018 (Registration Nos. 033-38074 and 811-06260, EDGAR accession number  [_________________]).

•
The unaudited financial statements and financial highlights for the Funds included in the Trust's Semiannual Report for the fiscal period ended December 31, 2017 as filed with the SEC on March 1, 2018 (Registration Nos. 033-38074 and 811-06260, EDGAR accession number  0000898531-18-000182).

PRO FORMA FINANCIAL INFORMATION
PRO FORMA NARRATIVE FOR THE PERIOD ENDED JUNE 30, 2018
Pro Forma Financial Information for the reorganization of the Quaker Global Tactical Allocation Fund (an "Acquired Fund") into the Quaker Impact Growth Fund (an "Acquiring Fund") and for the reorganization of the Quaker Mid-Cap Value Fund (an "Acquired Fund" and together with the Quaker Global Tactical Allocation Fund, the "Acquired Funds") into the Quaker Small/Mid-Cap Impact Value Fund (an "Acquiring Fund" and together with the Quaker Impact Growth Fund, the "Acquiring Funds") (collectively, the Acquired Funds and the Acquiring Funds, the "Funds").
The unaudited estimated pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on
3

information regarding the Acquired Funds and the Acquiring Funds, each as identified below, for the twelve-month period ended June 30, 2018. Actual results could differ from those estimates. The unaudited estimated pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Acquired Funds and the Acquiring Funds, which are available in their annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganizations
Note 1 — Reorganizations
Each Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by each Acquiring Fund or its shareholders as a result of its Reorganization. The Acquired Funds and the Acquiring Funds are registered open-ended management investment companies. Each Reorganization would be accomplished by the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of an Acquired Fund by the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund and the distribution of such shares to the Acquired Fund's shareholders in complete liquidation of the Acquired Fund. The table below shows the common shares that an Acquired Fund's shareholders would have received if the Reorganization were to have taken place on June 30, 2018.
Quaker Global Tactical Allocation Fund (Acquired Fund)	Shares Exchanged (in thousands)
Class A	40,487
Class C	29,911
Institutional Class	14,143

Quaker Mid-Cap Value Fund (Acquired Fund)	Shares Exchanged (in thousands)
Class A	137,594
Class C	75,925
Institutional Class	41,548
Note 2 – Basis of Pro Forma
In accordance with accounting principles generally accepted in the United States of America, each Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes. For financial reporting purposes, the historical cost basis of the investments received from each Acquired Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund (which will be the corresponding Acquiring Fund) with amounts distributable to shareholders for tax purposes.
Net Assets as of June 30, 2018
Share class	Quaker Global Tactical Allocation Fund (Acquired Fund)	Quaker Impact Growth Fund (Acquiring Fund)	Combined Fund, pro forma
Class A	$1,290,318	$44,964,198	$46,254,516
Class C	$817,470	$11,119,772	$11,937,242
Institutional Class	$472,365	$9,039,342	$9,511,707

Net Assets as of June 30, 2018
Share class	Quaker Mid-Cap Value Fund (Acquired Fund)	Quaker Small/Mid-Cap Impact Value Fund (Acquiring Fund)	Combined Fund, pro forma
Class A	$3,196,306	$4,737,302	$7,933,608
Class C	$1,340,830	$1,268,734	$2,609,564
Institutional Class	$1,031,636	$9,747,015	$10,778,651

4

Under generally accepted accounting principles in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, an Acquiring Fund, and the results of operations of such Acquiring Fund for pre-Reorganization periods will not be restated.
Note 3 — Pro Forma Expense Adjustments
The table below reflects adjustments to annual expenses made to each Combined Fund Pro Forma financial information as if each Reorganization had taken place on the first day of the twelve-month period ended June 30, 2018 using the fee and expense information shown in the Combined Information Statement/Prospectus. The pro forma information has been derived from the books and records used in calculating daily net asset values of each Acquired Fund and its corresponding Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Pro forma expenses do not include the expenses to be charged to the Funds in connection with each Reorganization. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from each Reorganization.
A. Combined Quaker Impact Growth Fund – Advisor Class
	Pro Forma Fee and Expense Increase (Decrease)
Net expense category	Dollar Amount	Percentage of NAV (basis points)
Management fees	$507,776	0.75%
Transfer agent fees	164,590	0.24%
Distribution fees	145,479	0.25%
Shareholder servicing fees	72,162	0.11%
Custodian fees	6,100	0.01%
Administration & accounting service fees	107,485	0.16%
Registration and filing fees	40,000	0.06%
Board fees	76,050	0.11%
Audit fees	22,815	0.03%
Other expenses	236,651	0.35%
Total pro forma expenses	1,379,108	2.07%
AFFE	6,715	0.01%
Total	1,385,823	2.08%
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
B. Combined Quaker Small/Mid-Cap Impact Value Fund – Advisor Class
	Pro Forma Fee and Expense Increase (Decrease)
Net expense category	Dollar Amount	Percentage of NAV (basis points)
Management fees	$191,896	0.90%
Transfer agent fees	48,780	0.23%
Distribution fees	26,358	0.25%
Shareholder servicing fees	15,118	0.07%
Custodian fees	5,400	0.02%
Accounting service fees	35,840	0.17%
Registration and filing fees	40,000	0.19%
Board fees	23,950	0.11%
Audit fees	7,185	0.03%
Other expenses	88,692	0.42%
Total pro forma expenses	483,219	2.39%
AFFE	13,312	0.06%
Total	496,531	2.45%
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
5

Note 4 — Reorganization Costs
The cost of each Reorganization is expected to be approximately $55,500  and these costs will be split evenly among CCM, the applicable Acquiring Fund and the applicable Acquired Fund the Reorganization is consummated.
Note 5 — Accounting Survivor
Each Acquiring Fund will be the accounting/performance survivor for its Reorganization. Each Acquired Fund has the same investment adviser, identical investment objectives, similar investment strategies and identical fundamental investment restrictions as its corresponding Acquiring Fund prior to its Reorganization.
Note 6 — Tax Implications; Capital Loss Carryforwards
No significant accounting policies will change as a result of the Reorganizations, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). No significant changes to any existing contracts of the Acquiring Funds are expected as a result of the Reorganizations.
It is the policy of each Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Code applicable to regulated investment companies.
At June 30, 2018, there were no capital loss carryovers for any of the Funds.
Each merger is expected to be a tax-free reorganization for federal income tax purposes.
Note 7 – Portfolio Realignment
No Acquired Fund is expected to sell any securities prior to its Reorganization, other than in the ordinary course of business.
6

PART C
(Quaker Investment Trust)
N-14
OTHER INFORMATION
Item 15.
Indemnification.

Under the terms of Delaware law and Quaker Investment Trust's Agreement and Declaration of Trust and By-Laws, the Registrant shall indemnify, out of Registrant's property, to the fullest extent permitted under applicable law, any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. However, there shall be no right to indemnification for any liability arising by reason of any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing or for any person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person ("Disqualifying Conduct").

Any indemnification under this shall be made by the Registrant if authorized in the specific case on a determination that indemnification of such person is proper in the circumstances by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person was not liable by reason of Disqualifying Conduct (including, but not limited to, dismissal of either a court action or an administrative proceeding against the Agent for insufficiency of evidence of any Disqualifying Conduct) or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person was not liable by reason of Disqualifying Conduct, by (1) the vote of a majority of a quorum of the Trustees who are not (x) "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act, (y) parties to the proceeding, or (z) parties who have any economic or other interest in connection with such specific case (the "disinterested, non-party Trustees"); or (2) by independent legal counsel in a written opinion.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person and the SEC is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the Charter of the Registrant as now in effect;
		(a)	Amended and Restated Declaration of Trust, dated October 28, 2004. (6)
		(b)	Instrument Establishing and Designating Series and Classes, dated February 5, 2004. (2)
		(c)	Instrument Establishing and Designating Series and Classes, dated October 20, 2006. (6)
		(d)	Instrument Establishing and Designating Series and Classes, dated October 28, 2008. (10)
		(e)	Amended and Restated Declaration of Trust, dated May 13, 2009. (11)

	(f)	Amendment No. 1 dated February 18, 2010 to Schedule A of the Amended and Restated Declaration of Trust. (13)
	(g)	Amendment No. 2 dated April 29, 2010 to Schedule A of the Amended and Restated Declaration of Trust. (14)
	(h)	Amendment dated June 28, 2018 to the Amended and Restated Declaration of Trust, dated May 13, 2009. (22)
	(i)	Certificate of Trust for Quaker Investment Trust, a Delaware statutory trust. (22)
	(j)	Agreement and Declaration of Trust for Quaker Investment Trust, a Delaware statutory trust. (22)
(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;
	(a)	Amended d Restated Bylaws, dated August 1, 1996. (1)
	(b)	Amendment No. 1 dated January 13, 2004 to Bylaws. (2)
	(c)	Amendment No. 2 dated March 10, 2005 to Bylaws. (5)
	(d)	Bylaws for Quaker Investment Trust, a Delaware statutory trust. (22)
(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant; Not Applicable.
(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
	(a)	Form of Plan of Reorganization by the Registrant on behalf of its series, is filed herewith as Exhibit A to the Prospectus/Information Statement.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

	(a)	Instrument Defining Rights of Security Holders as referenced in Article IV of the Amended and Restated Bylaws, dated August 1, 1996. (1)
	(b)	Instrument Defining Rights of Security Holders as referenced in Article VI and Article X of the Amended and Restated Declaration of Trust, dated October 28, 2004. (6)
(6)	Copies all investment advisory contracts relating to the management of the assets of the Registrant;
	(a)	Investment Advisory Agreement between the Registrant and Quaker Funds, Inc. ("QFI"), dated May 3, 2005. (4)
	(b)	Amendment dated July 30, 2010 to Schedule A of the Investment Advisory Agreement between the Registrant and QFI. (14)
	(c)	Investment Subadvisory Agreement between QFI and Aronson Johnson Ortiz, LP on behalf of the Quaker Small-Cap Value Fund, dated May 3, 2005. (4)
	(e)	Investment Subadvisory Agreement between QFI and Kennedy Capital Management on behalf of the Quaker Mid-Cap Value Fund, dated September 25, 2008. (9)
	(f)	Amendment dated March 8, 2010 to Investment Subadvisory Agreement between QFI and Aronson Johnson Ortiz, LP on behalf of the Quaker Small-Cap Value Fund. (16)
	(g)	Investment Subadvisory Agreement between QFI and Los Angeles Capital Management and Equity Research, Inc. on behalf of the Quaker Strategic Growth Fund, dated October 13, 2016. (21)

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC, dated May 11, 2012. (17)
	(b)	Amendment dated July 16, 2014 to Distribution Agreement between the Registrant and Foreside Fund Services, LLC. (20)
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such;
Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration;

	(a)	Custodian Agreement between the Registrant and U.S. Bank National Association, dated January 9, 2013. (18)
	(b)	First Amendment dated March 20, 2014 to Custody Agreement. (19)
	(c)	Second Amendment dated March 1, 2016 to Custody Agreement. (21)
(10)
Copies of any plan entered into by registrant pursuant to Rule l2b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the registrant's directors describing any action taken to revoke the plan;

	(a)	Amended Plan of Distribution pursuant to Rule 12b-1 for Class A Shares of the Registrant, dated April 30, 2009. (11)
	(b)	Amended Plan of Distribution pursuant to Rule 12b-1 for Class C Shares of the Registrant, dated April 30, 2009. (11)
	(c)	Amendment dated July 30, 2010 to the Plan of Distribution pursuant to Rule 12b-1 for Class A Shares of the Registrant. (14)
	(d)	Amendment dated July 30, 2010 to the Plan of Distribution pursuant to Rule 12b-1 for Class C Shares of the Registrant. (14)
	(e)	Rule 18f-3 Procedures/Multiple Class Expense Allocation Plan, as amended July 30, 2010. (14)
(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;
	(a)	Opinion and Consent of Counsel relating to the Registrant attached as Exhibit EX-99.11.a.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	To be filed by amendment.
(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
	(a)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 9, 2013. (18)

	(b)	First Amendment dated March 20, 2014 to Fund Administration Servicing Agreement. (19)
	(c)	Second Amendment dated March 1, 2016 to Fund Administration Servicing Agreement. (21)
	(d)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 9, 2013. (18)
	(e)	First Amendment dated March 20, 2014 to Fund Accounting Servicing Agreement. (19)
	(f)	Second Amendment dated March 1, 2016 to Fund Accounting Servicing Agreement. (21)
	(g)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, dated November 17, 2006. (7)
	(h)	Amendment dated September 29, 2010 to Exhibit A to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (16)
	(i)	First Amendment dated March 20, 2014 to Transfer Agent Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (19)
	(j)	Second Amendment dated August 1, 2016 to Transfer Agent Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (21)
	(k)	Blue Sky Compliance Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, dated November 17, 2006. (7)
	(l)	Amendment dated September 29, 2010 to the Blue Sky Compliance Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (16)
	(m)	Fee Waiver and Expense Assumption Agreement between the Registrant, on behalf of the Quaker Strategic Growth Fund and QFI, dated October 28, 2015. (20)
	(n)	Fee Waiver and Expense Assumption Agreement between the Registrant, on behalf of the Quaker Event Arbitrage Fund and QFI, dated October 28, 2016. (21)
	(o)	Fee Waiver and Expense Assumption Agreement between the Registrant, on behalf of the Quaker Global Tactical Allocation Fund and QFI, dated October 28, 2016. (21)
	(p)	Shareholder Servicing and Processing Plan, dated November 12, 2009. (10)
(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g];
	(a)	Consent of Independent Registered Public Accounting Firm attached as Exhibit No. EX-99.14.a.
(15)	All financial statements omitted pursuant to Item 14(a)(l); Not Applicable.
(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
	(a)	Powers of Attorney attached as Exhibit EX-99.16.a.
(17)	Any additional exhibits which the registrant may wish to file.
	(a)	Code of Ethics of the Trust and QFI as Amended and Restated, dated March 11, 2004. (3)
	(b)	Code of Ethics and Insider Trading Policy for Foreside Fund Services, LLC. (19)
	(c)	Code of Ethics for Aronson Johnson Ortiz, LP, dated January 2, 2009. 15)
	(d)	Amended Code of Ethics for Kennedy Capital Management, Inc., dated November 13, 2008. (12)

		(e)	Code of Ethics for Los Angeles Capital Management and Equity Research, Inc., dated July 20, 2016. (21)
Item 17.	Undertakings.
(1)
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

(1)	Incorporated by reference to post-effective amendment nos. 8/6 (File Nos. 33-38074 and 811-06260) (filed August 29, 1996).
(2)	Incorporated by reference to post-effective amendment nos. 31/29 (File Nos. 33-38074 and 811-06260) (filed February 13, 2004).
(3)	Incorporated by reference to post-effective amendment nos. 32/30 (File Nos. 33-38074 and 811-06260) (filed October 28, 2004).
(4)	Incorporated by reference to post-effective amendment nos. 33/31 (File Nos. 33-38074 and 811-06260) (filed August 26, 2005).
(5)	Incorporated by reference to post-effective amendment nos. 34/32 (File Nos. 33-38074 and 811-06260) (filed October 28, 2005).
(6)	Incorporated by reference to post-effective amendment nos. 36/34 (File Nos. 33-38074 and 811-06260) (filed October 20, 2006).
(7)	Incorporated by reference to post-effective amendment nos. 39/37 (File Nos. 33-38074 and 811-06260) (filed October 29, 2007).
(8)	Incorporated by reference to post-effective amendment nos. 41/39 (File Nos. 33-38074 and 811-06260) (filed June 18, 2008).
(9)	Incorporated by reference to post-effective amendment nos. 44/42 (File Nos. 33-38074 and 811-06260) (filed October 28, 2008).
(10)	Incorporated by reference to post-effective amendment nos. 46/44 (File Nos. 33-38074 and 811-06260) (filed June 2, 2009).
(11)	Incorporated by reference to post-effective amendment nos. 48/46 (File Nos. 33-38074 and 811-06260) (filed October 28, 2009).
(12)	Incorporated by reference to post-effective amendment nos. 49/47(File Nos. 33-38074 and 811-06260) (filed December 17, 2009).
(13)	Incorporated by reference to post-effective amendment nos. 56/54 (File Nos. 33-38074 and 811-06260) (filed August 27, 2010).
(14)	Incorporated by reference to post-effective amendment nos. 57/55 (File Nos. 33-38074 and 811-06260) (filed August 30, 2010).
(15)	Incorporated by reference to post-effective amendment nos. 58/56 (File Nos. 33-38074 and 811-06260) (filed October 28, 2010).
(16)	Incorporated by reference to post-effective amendment nos. 59/57 (File Nos. 33-38074 and 811-06260) (filed October 28, 2011).

(17)	Incorporated by reference to post-effective amendment nos. 61/59 (File Nos. 33-38074 and 811-06260) (filed October 29, 2012).
(18)	Incorporated by reference to post-effective amendment nos. 63/61 (File Nos. 33-38074 and 811-06260) (filed October 28, 2013).
(19)	Incorporated by reference to post-effective amendment nos. 65/63 (File Nos. 33-38074 and 811-06260) (filed October 28, 2014).
(20)	Incorporated by reference to post-effective amendment nos. 67/65 (File Nos. 33-38074 and 811-06260) (filed October 28, 2015).
(21)	Incorporated by reference to post-effective amendment nos. 70/68 (File Nos. 33-38074 and 811-06260) (filed October 31, 2016).
(22)	Incorporated by reference to post-effective amendment nos. 88/86 (File Nos. 33-38074 and 811-06260) (filed August 1, 2018).

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Weston and State of Florida, on the 7th day of September, 2018.
QUAKER INVESTMENT TRUST

By:	/s/ Alyssa Greenspan
Alyssa Greenspan President
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:
Signature		Title	Date

/s/Alyssa Greenspan		President and Trustee	September 7, 2018
Alyssa Greenspan		(Principal Executive Officer)

James R. Brinton	*	Chairman and Trustee	September 7, 2018
James R. Brinton

Everett T. Keech	*	Trustee	September 7, 2018
Everett T. Keech

Gary E. Shugrue	*	Trustee	September 7, 2018
Gary E. Shugrue

Warren West	*	Trustee	September 7, 2018
Warren West

/s/David K. Downes		Treasurer	September 7, 2018
David K. Downes		(Principal Financial Officer)

*By: /s/ Alyssa Greenspan
Alyssa Greenspan
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, DC 20549
EXHIBITS
TO
 FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Foundation Funds N-14)

Exhibit No.	Exhibit
EX-99.11.a	Opinion and Consent of Counsel relating to the Registrant
EX-99.14.a	Consent of Independent Registered Public Accounting Firm
EX-99.16.a	Powers of Attorney